CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Thousands	Total	Effects of capital reorganization	Equity	Equity Effects of capital reorganization	Share capital Ordinary shares	Share capital Ordinary shares Effects of capital reorganization	Share capital Preference shares	Share capital Preference shares Effects of capital reorganization	Share premium Ordinary shares	Share premium Ordinary shares Effects of capital reorganization	Share premium Preference shares	Share premium Preference shares Effects of capital reorganization	Other equity	Other equity Ordinary shares	Other equity Ordinary shares Effects of capital reorganization	Other equity Preference shares	Other equity Preference shares Effects of capital reorganization	Equity settled share based payment	Other reserve	Other reserve Effects of capital reorganization	Foreign currency translation reserve	Remeasurements of post employment benefit obligations	Accumulated losses	Non-controlling interests
Equity balance as of beginning of the year at Mar. 31, 2020	€ 71,497		€ 63,121		€ 341		€ 0		€ 391,856		€ 0		€ 0	€ 0		€ 0		€ 0	€ 9,915		€ (19,470)	€ (2,326)	€ (317,195)	€ 8,376
Loss for the year	(435,482)		(434,069)																				(434,069)	(1,413)
Other comprehensive income / (loss)	4,280		4,928																		4,763	165		(648)
Total comprehensive income / (loss)	(431,202)		(429,141)																		4,763	165	(434,069)	(2,061)
Issuance of share capital Global Blue Group Holding A.G.	57,787	€ (145,621)	57,787	€ (145,621)	181	€ 1,302		€ 184	58,800	€ 1,181,450		€ 166,969								€ (1,495,526)			(1,194)
Acquisition of treasury shares	(65)	0	(65)	0										(65)	€ (8,812)		€ (1,246)			10,058
Reclassification adjustment from Global Blue Group A.G. to Global Blue Group Holding A.G.		0		0		(41)		(6)		(37,508)		(5,301)								42,856
Conversion of shares	0	71,965	0	71,965	55	(299)	(55)	(42)	50,045	(343,335)	(50,045)	(48,521)								464,162
Effects of the capital reorganization		€ (73,656)		€ (73,656)		€ 962		€ 136		€ 800,607		€ 113,147			€ (8,812)		€ (1,246)			€ (978,450)
Exercises of warrants	1,140		1,140		1				1,139
Issuance of share capital as consideration for the merger with FPAC	268,481		268,481		258		37		234,978		33,208
Employee share schemes	2,336		2,336															2,336
Conversion of shares into equity settled plan	42,632		42,632															42,632
Equity award issuance costs	115,113		115,113																115,113
Shares bought back by Global Blue Group A.G.	(152,787)		(152,787)																(152,787)
Dividends	(155)																							(155)
Total contribution and distribution	334,482		334,637		495		(18)		344,962		(16,837)			(65)				44,968	(37,674)				(1,194)	(155)
Change in non-controlling interests	12		(607)																				(607)	619
Other transactions	(1,723)		(1,723)																1				(1,724)
Total change in ownership interest	(1,711)		(2,330)																1				(2,331)	619
Equity balance as of end of the year at Mar. 31, 2021	(100,590)		(107,369)		1,798		118		1,537,425		96,310		(10,123)	(8,877)		(1,246)		44,968	(1,006,208)		(14,707)	(2,161)	(754,789)	6,779
Loss for the year	(96,635)		(97,177)																				(97,177)	542
Other comprehensive income / (loss)	5,791		6,623																		3,377	3,246		(832)
Total comprehensive income / (loss)	(90,844)		(90,554)																		3,377	3,246	(97,177)	(290)
Issuance of share capital Global Blue Group Holding A.G.	46		46		46
Acquisition of treasury shares	(57)		(57)											(55)		(2)
Conversion of shares	0		0										0	(366)		366
Employee share schemes	6,414		6,414															6,414
Cancellation of shares	0		0				(54)				54
Vested RSA shares	0		0						680				1	1		0		(681)
Dividends	(623)																							(623)
Total contribution and distribution	5,780		6,403		46		(54)		680		54			(420)		364		5,733						(623)
Change in non-controlling interests	(134)																							(134)
Other transactions	(3)		(3)				(1)											(1)					(1)
Total change in ownership interest	(137)		(3)				(1)											(1)					(1)	(134)
Equity balance as of end of the year at Mar. 31, 2022	(185,793)		(191,523)		1,844		63		1,538,105		96,364		(10,179)	(9,297)		(882)		50,700	(1,006,208)		(11,330)	1,085	(851,967)	5,732
Loss for the year	(23,499)		(25,621)																				(25,621)	2,122
Other comprehensive income / (loss)	(1,074)		(497)																1,163		(3,651)	1,579	411	(577)
Total comprehensive income / (loss)	(24,573)		(26,118)																1,163		(3,651)	1,579	(25,210)	1,545
Issuance of share capital Global Blue Group Holding A.G.	210,342		210,342		83		204		42,960		171,962								(4,867)
Acquisition of treasury shares													0	0
Employee share schemes	7,615		7,615															7,615
Issuance of treasury shares by Global Blue Group Holding A.G.	0		0		1								(1)	(1)
Allocation of treasury shares to shareholders	(882)		(882)										9,179	9,179					(2,877)				(7,181)
Cancellation of shares	0		0				(1)				1		879	0		879			(879)
Vested RSA shares	0		0						2,947				5	5				(2,952)
Dividends	(378)																							(378)
Total contribution and distribution	216,697		217,075		84		203		45,907		171,963			9,183		879		4,663	(8,623)				(7,181)	(378)
Change in non-controlling interests	10		939																				939	(929)
Equity balance as of end of the year at Mar. 31, 2023	€ 6,343		€ 373		€ 1,928		€ 266		€ 1,584,012		€ 268,327		€ (117)	€ (114)		€ (3)		€ 55,362	€ (1,013,668)		€ (14,981)	€ 2,664	€ (883,420)	€ 5,970